Convertible Debt	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Convertible debt/Notes Payable [Abstract]
CONVERTIBLE DEBT
NOTE 8	CONVERTIBLE DEBT

Convertible debt consists of the following:

	December 31, 2016	June 30, 2016

Convertible notes payable, annual interest rate of 10%, due dates range from May 2010 to February 2019 and convertible into common stock at a rate of $0.06 to $1.00 per share.	$7,409,685	$8,625,015
Convertible note payable, annual interest rate of 10%, convertible into common stock at a rate of $1.00 per share and due July 2017.	750,000	750,000
Unamortized prepaid financing costs	(874,739)	(1,287,109)
Unamortized warrants discount to notes	(221,723)	(363,663)
Unamortized debt discount	(883,498)	(1,308,872)
	6,179,725	6,415,371
Less current portion	(5,761,074)	(609,905)
Convertible debt, net of current portion and debt discount	$418,651	$5,805,466

During the six month period ended December 31, 2016 the few holders of the Notes converted $1,240,470 including accrued interest value into 12,170,263 shares of the Company's common stock. The determined fair value of the debt derivatives of $125,710 was reclassified into equity during the period ended December 31, 2016.

For the three and six months ended December 31, 2016 and 2015, $70,970 and $56,716 and $141,940 and $63,426 were expensed in the statement of operation as amortization of warrant discount and shown as interest expenses, respectively. For the three and six months ended December 31, 2016 and 2015, $181,700 and $10,092 and $363,400 and $58,676 was amortized of debt discount and shown as interest expenses, respectively.

During the year ended June 30, 2016, the Company issued $5,417,800 in 12% Series A Senior Secured Convertible Promissory Notes, convertible into shares of the Company’s Common Stock at a conversion price of $0.10 per share. Each subscriber will receive, for every $1,000 in Promissory Notes purchase, Series A Warrants to purchase 2,000 shares of the Company’s Common Stock at an exercise price of $0.15 per share. The Promissory Notes shall be secured by all current and future assets of the Company on a pro-rata basis. During the year ended June 30, 2016, the Company issued warrants to placement agents at exercise price of $0.15 per share which was valued at $685,250 and recorded as deferred financing cost.

The aggregate amortization of prepaid financing cost charged to operations was $206,185 and $117,254 and $412,370 and $175,333 for three and six month period ended December 31, 2016 and 2015, respectively.

Accrued and unpaid interest for convertible notes payable at December 31, 2016 and June 30, 2016 was $2,575,434 and $1,678,138, respectively.

For the three and six months ended December 31, 2016 and 2015, $216,148 and $164,257 and $450,496 and $255,786, was charged as interest on debt and shown as interest expenses, respectively.

NOTE 8	CONVERTIBLE DEBT

Convertible debt consists of the following:

	June 30, 2016	June 30, 2015

Convertible notes payable, annual interest rate of 10%, due dates range from May 2010 to June 2019 and convertible into common stock at a rate of $0.06 to $1.00 per share.	$8,625,015	$2,899,385
Convertible note payable, annual interest rate of 10%, convertible into common stock at a rate of $1.00 per share and due July 2017.	750,000	750,000
Unamortized prepaid financing costs	(1,287,109)	(457,886)
Unamortized warrants discount to notes	(363,663)	–
Unamortized debt discount	(1,308,872)	(78,556)
	6,415,371	3,112,943
Less current portion	(609,905)	(999,385)
Convertible debt, net of current portion and debt discount	$5,805,466	$2,113,558

As of June 30, 2016, the Company has $526,885 of convertible debt that is in default and past the due date. These debts are included in the $609,905 of current portion of notes payable, net of discounts.

During the year ended June 30, 2016, the Company issued $5,417,800 in 12% Series A Senior Secured Convertible Promissory Notes, convertible into shares of the Company’s Common Stock at a conversion price of $0.10 per share. Each subscriber will receive, for every $1,000 in Promissory Notes purchase, Series A Warrants to purchase 2,000 shares of the Company’s Common Stock at an exercise price of $0.15 per share. The Promissory Notes shall be secured by all current and future assets of the Company on a pro-rata basis. The Company received net proceeds of $4,775,468, balance $545,780 was shown as deferred financing cost and $96,552 was adjusted against the old accounts payable. In relation to the above note, the Company incurred $104,400 as additional deferred financing cost. During the year ended June 30, 2016, the Company issued warrants to placement agents at exercise price of $0.15 per share which was valued at $685,250 and recorded as deferred financing cost.

For the year ended June 30, 2016, the Company charged $514,207 as amortization of deferred financing cost.

On or after six months from the original issue date, the Subscriber will have the right, at the Subscriber's option, to convert all or any portion of the principal and any accrued but unpaid interest into shares of the Company’s Common Stock at a Conversion Price of $0.10. The Conversion Price may be adjusted for any merger, stock split or dividend. Interest shall be payable at the rate of 12% per annum and shall be due and payable quarterly, in arrears, with the initial interest payment due September 30, 2015 (from the date of issuance), and continuing thereafter on each successive December 31, March 31, June 30 and September 30 and of each year. Standard events of default such as failure to pay interest or principal on the Notes, failure to convert the Notes, and certain events related to insolvency. The Exercise Price of each Warrant is $0.15 per share. Each Warrant expires five years after issuance. The Exercise Price may be adjusted for any merger, stock split or dividend.

The Company allocated the proceeds from the sale of the above promissory notes and related warrants based on the relative fair values at the time of issuance with the proceeds allocated to the warrants accounted for as additional paid-in-capital. The detachable Warrants were valued at $567,761 using Black-Scholes model, as the fair value of convertible promissory notes on commitment date was $567,761. The effective conversion price is calculated, which is lower than the stock price on issuance dates, and therefore, the Company determined that the instrument’s effective conversion price was in-the-money at the instrument’s commitment date (a “beneficial conversion feature”). The intrinsic value of the conversion option (beneficial conversion feature) is $1,310,900, and the Company recorded $1,310,900 beneficial conversion feature to additional paid in capital.

During the year ended June 30, 2016 the few holders of the Note converted $579,500 including accrued interest value into 6,961,195 shares of the Company's common stock.

On May 6, 2016, the Company exchanged a debenture with an unpaid principal amount of $195,000 and unpaid interest of $94,839 for $7,821 in cash, a 12% Senior Secured Convertible Promissory Note for $282,018 convertible into the Company’s common stock at $0.10 per share and a warrant to purchase 564,036 shares of the Company’s common stock at $0.15 per share which expires on May 6, 2021. The Company determined fair value of new debt $535,834 and fair value of warrants $91,317 as a result was recorded $345,133 as a loss on debt extinguishment during the year ended June 30, 2016. On June 30, 2016 the holder of the Note converted $282,018 full face value into 2,820,180 shares of the Company's common stock. The balance on the Note as of June 30, 2016 is $-0-.

On June 30, 2016, the Company entered into an agreement, effective May 18, 2016, to exchange promissory notes held by two noteholders for promissory notes and warrants. The original notes (“Original Notes”) had a principal balance of $140,000 with accrued interest of $84,599, subject to a substantial increase if default provisions of the Original Notes, which the Company disputed, were applied. The principal and interest total of $224,599, subject to a substantial increase if default provisions of the Original Notes which the Company disputed were applied, was convertible at $0.03 per share. The Original Notes were exchanged for promissory notes (“New Notes”) with a conversion price of $0.10 per share and interest rate of 12% and a principal balance of $1,050,000, a discount to the mandatory default amount of the Original Notes claimed by the noteholders, which the Company disputed,. The holders of the New Notes will also receive warrants to purchase the Company’s common stock, equal to 20% of the initial convertible amount of the New Notes, at an exercise price of $0.15 per share. The Company determined fair value of new debt $2,310,000 and fair value of warrants $434,700 as a result was recorded $2,520,100 as a loss on debt extinguishment during the year ended June 30, 2016. The balance on the Note as of June 30, 2016 is $1,050,000 ($825,401 increase in principal notes balance was included in loss on debt extinguishment).

Accrued and unpaid interest for convertible notes payable at June 30, 2016 and 2015 was $1,678,138 and $1,520,620, respectively.

For the years ended June 30, 2016 and 2015, $511,101 and $241,012 was charged as interest on debt and shown as interest expenses, respectively.

For the year ended June 30, 2016, $204,098 was expensed in the statement of operation as amortization of warrant discount, respectively. For the year ended June 30, 2016 and 2015, $155,356 and $18,668 was amortized of debt discount, respectively.

Derivative Liability

On August 3, 2015, the Company entered into a Loan Agreement with an investor pursuant to which the Company reissued a convertible promissory note from a selling investor in the principal amount of for up to $97,000. The Note is convertible into shares of common stock at an initial conversion price subject to adjustment as contained in the Note. The Conversion Price is the 70% of the VWAP for the prior 30 days, not lower than $0.07. The Note accrues interest at a rate of 8% per annum and matures on August 3, 2018. The note was sold to an investor on August 5, 2015.

Due to the variable conversion price associated with this convertible promissory note, the Company has determined that the conversion feature is considered a derivative liability. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date.

The initial fair value of the embedded debt derivative of $102,296 was allocated as a debt discount $27,714 was determined using intrinsic value with the remainder $74,582 charged to current period operations as interest expenses. The fair value of the described embedded derivative was determined using the Black-Scholes Model with the following assumptions:

(1) dividend yield of	0%;
(2) expected volatility of	145%,
(3) risk-free interest rate of	0.99%,
(4) expected life of	3 years, and
(5) fair value of the Company’s common stock of	$0.09 per share.

On August 5, 2015, the Company entered into a Loan Agreement with an investor pursuant to which the Company reissued a convertible promissory note from a selling investor in the principal amount of for up to $97,000. The Note is convertible into shares of common stock at an initial conversion price subject to adjustment as contained in the Note. The Conversion Price is the 90% of the current fair market price, not lower than $0.05. The Note accrues interest at a rate of 8% per annum and matures on August 5, 2017. The note was fully converted August 5, 2015.

Due to the variable conversion price associated with this convertible promissory notes, the Company has determined that the conversion feature is considered a derivative liability. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date.

The initial fair value of the embedded debt derivative of $80,405 was allocated as a debt discount $10,778 was determined using intrinsic value with the remainder $69,627 charged to current period operations as interest expenses. The fair value of the described embedded derivative was determined using the Black-Scholes Model with the following assumptions:

(1) dividend yield of	0%;
(2) expected volatility of	156%,
(3) risk-free interest rate of	0.73%,
(4) expected life of	2 years, and
(5) fair value of the Company’s common stock of	$0.06 per share.

On June 10, 2016, the Company entered into a Loan Agreement with an investor pursuant to which the Company reissued a convertible promissory note from a selling investor in the principal amount of for up to $160,330. The Note is convertible into shares of common stock at an initial conversion price subject to adjustment as contained in the Note. The Conversion Price is the 80% of the average closing price of the last thirty trading days of the stock, not lower than $0.10. The Note accrues interest at a rate of 7% per annum and matures on December 10, 2017.

Due to the variable conversion price associated with this convertible promissory notes, the Company has determined that the conversion feature is considered a derivative liability. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date.

The initial fair value of the embedded debt derivative of $206,996 was allocated as a debt discount $76,163 was determined using intrinsic value with the remainder $130,833 charged to current period operations as interest expenses. The fair value of the described embedded derivative was determined using the Black-Scholes Model with the following assumptions:

(1) dividend yield of	0%;
(2) expected volatility of	164%,
(3) risk-free interest rate of	0.87%,
(4) expected life of	36 months
(5) fair value of the Company’s common stock of	$0.26 per share.

During the years ended June 30, 2016 and 2015, the Company recorded the loss (gain) in fair value of derivative in the amount of $18,868 and $171,121, respectively.

For the years ended June 30, 2016 and 2015, $39,883 and $-0-, were expensed in the statement of operation as amortization of debt discount related to above notes and shown as interest expenses, respectively.

The following table represents the Company’s derivative liability activity for the period ended:

Balance at June 30, 2015	$–
Derivative liability – insufficient shares	85,960
Derivative liability – reclass into additional paid in capital due to sufficient shares	(85,960)
Initial measurement at issuance date of the notes	389,697
Derivative liability reclass into additional paid in capital upon notes conversion	(182,701)
Change in fair value of derivative at period end	(18,868)
Balance June 30, 2016	$188,128